As filed with the Securities and Exchange Commission on July 17, 2019

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Owl Rock Capital Corporation

(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 38th Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 419-3000

(Registrant’s Telephone Number, including Area Code)

Alan Kirshenbaum

c/o Owl Rock Capital Corporation

399 Park Avenue, 38th Floor

New York, New York 10022

(Name and Address of Agent for Service)

WITH COPIES TO:

Cynthia M. Krus, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100 Fax: (202) 637-3593	Paul D. Tropp, Esq. Christopher J. Capuzzi, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036 Tel: (212) 596-9000 Fax: (212) 596-9090

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-231946.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Common Stock, $0.01 par value per share			$8,797,500(1)	$1,067

(1)	Includes the underwriters’ option to purchase additional shares of our common stock.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Owl Rock Capital Corporation (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-231946), including the exhibits thereto, filed on June 4, 2019 and declared effective on July 17, 2019, as amended by pre-effective amendments thereto (the “Prior Registration Statement”) and includes the registration statement facing page, the signature pages, an exhibit index, a legal opinion, the accountants’ consents and the other documents listed on the exhibit index.

EXHIBIT INDEX

(l)	Opinion and Consent of Eversheds Sutherland (US) LLP

(n)(1)	Consent of KPMG LLP

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 17th day of July, 2019.

OWL ROCK CAPITAL CORPORATION

By:	/s/ Alan Kirshenbaum
Name: Alan Kirshenbaum
Title: Chief Operating Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 17, 2019.

Name	Title

* Craig Packer	Chief Executive Officer, President and Director

/s/ Alan Kirshenbaum Alan Kirshenbaum	Chief Operating Officer, Chief Financial Officer and Director

* Douglas I. Ostrover	Director

* Edward D’Alelio	Director and Chairman of the Board of Directors

* Christopher M. Temple	Director and Chairman of the Audit Committee

* Eric Kaye	Director and Chairman of the Nominating and Corporate Governance Committee

* Brian Finn	Director

*	Signed by Alan Kirshenbaum pursuant to a power of attorney signed by each individual and filed with the Registrant’s Registration Statement on Form N-2 (File No. 333-231946) on June 4, 2019.